Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS
On September 16, 2013, the Company entered into a definitive Stock Purchase Agreement and completed the acquisition of the U.S./Canada business of Consorcio Comex, S.A. de C.V. (Comex). The U.S./Canada business of Comex focuses on the manufacture and sale of paint and paint related products through retail service centers under various proprietary brands. The acquisition strengthens the ability of the Paint Stores Group and Consumer Group to serve customers in key geographic markets. The acquisition resulted in the recognition of intangible assets of $4,696. Final asset valuation adjustments resulted in a realized gain of $6,198 which was included in Other (income) expense for the year ended December 31, 2014. The acquisition of the U.S./Canada business of Comex has been accounted for as a purchase and the results of operations have been included in the consolidated financial statements since the date of acquisition.
On April 3, 2014, the Company terminated the Stock Purchase Agreement entered into on November 9, 2013 and subsequently amended and restated for the acquisition of the Mexico business of Comex pursuant to the terms of the agreement.